Leases - Schedule of operating leases recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
Interest on lease liabilities	$ (3,537)	$ (275)	$ (631)
Depreciation right-of-use assets	$ (9,247)	$ (1,413)	$ (18,040)